Inventory	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
INVENTORY

Note 4. INVENTORY

The components of inventory at December 31, consisted of the following:

	December 31, 2025	December 31, 2024
Raw Materials	$7,306,000	$6,318,000
Work In Progress	17,072,000	13,028,000
Semi-Finished Goods	9,206,000	8,805,000
Final-Finished Goods	677,000	660,000
Total Inventory	$34,261,000	$28,811,000